Note 10 - Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020	2019

Income tax benefit at Canadian statutory rate	26.5%	26.5%
Valuation allowance	(26.5% )	(26.5% )

Effective income tax rate	0%	0%

	2019	2018

Income tax benefit at Canadian statutory rate	26.5%	26.5%
Valuation allowance	(26.5% )	(26.5% )

Effective income tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31, 2020	December 31, 2 019

Deferred tax asset - net operating losses	$6,900,000	$6,800,000
Deferred tax asset valuation allowance	(6,900,000)	(6,800,000)

Net deferred tax asset	$-	$-

	2019	2018

Deferred tax asset - net operating losses	$6,800,000	$5,300,000
Deferred tax asset valuation allowance	(6,800,000)	(5,300,000)

Net deferred tax asset	$-	$-